Cover	Aug. 06, 2020	May 07, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type		8-K
Amendment Flag	false
Document Period End Date		Aug. 06, 2020
Entity File Number		001-39120
Entity Registrant Name		US ECOLOGY, INC.
Entity Central Index Key	0001783400
Entity Tax Identification Number		84-2421185
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		101 S. Capitol Blvd.
Entity Address, Address Line Two		Suite 1000
Entity Address, City or Town		Boise
Entity Address, State or Province		ID
Entity Address, Postal Zip Code		83702
City Area Code		(208)
Local Phone Number		331-8400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Common Stock, $0.01 par value
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		ECOL
Security Exchange Name		NASDAQ
Warrants to Purchase Common Stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security		Warrants to Purchase Common Stock
Trading Symbol		ECOLW
Security Exchange Name		NASDAQ